Note 19 - Income Taxes (Details) - The Principal Components of Deferred Income Taxes Were As Follows (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Accrued expenses and other liabilities	$ 467,758	$ 583,849
	10,825,142	8,751,675
	5,295,200	5,645,175
Less: valuation allowance	(10,753,602)	(8,657,442)
Total non-current deferred tax assets	71,540	94,263
Current deferred tax liabilities:
Account receivable and other assets	(580,197)	(325,340)
Total current deferred tax liabilities	(580,197)	(325,340)
Non-current deferred tax liabilities:
Intangible assets	(546,320)	(1,886,190)
Total non-current deferred tax liabilities	(546,320)	(1,886,190)
Less: valuation allowance	(4,369,119)	(4,530,737)
Total current deferred tax assets	926,081	1,114,438
Current [Member]
Current deferred tax assets:
Deferred revenue	594,196	618,648
Net operating loss carrying forwards	4,233,246	4,442,678
Non-Current [Member]
Current deferred tax assets:
Deferred revenue	268,393	381,522
Net operating loss carrying forwards	$ 10,556,749	$ 8,370,153